Income tax	9 Months Ended
May 31, 2026
Income Tax
Income tax

8.	Income tax

Taxation on income comprises current and deferred income tax. Current income tax is generally the expected tax payable on the taxable income for the year calculated using rates enacted or substantively enacted at the statements of financial position date in the countries where the Company’s subsidiaries operate and generate taxable income.

The corporate income tax rate in Tanzania remained unchanged from the prior year at 30%. Under Tanzanian tax legislation, a company may utilize tax loss carry forwards to offset up to 60% (2025 - 60%) of taxable income in a given year, with the remaining 40% (2025 - 40%) subject to income tax at the statutory rate of 30%. Accordingly, until tax loss carry forwards are fully utilized, Buckreef Gold Company Limited (“Buckreef”) is subject to an effective income tax rate of approximately 12% (2025 - 12%).

During the nine months ended May 31, 2026, Buckreef fully utilized its remaining Tanzanian tax loss carry forwards of approximately $1.9 million.

Deferred income tax is recognized using the liability method, based on temporary differences between consolidated financial statements carrying amounts of assets liabilities and their respective income tax bases. The carrying value of Buckreef’s Mineral Property, Plant and Equipment is higher than their tax written down values due to historical mining incentives in Tanzania and accelerated depreciation for tax purposes. The taxable temporary difference between the carrying value of Mineral Property, Plant and Equipment and its tax basis in excess of available tax loss carryforwards resulted in a deferred tax liability.

The components of income tax expenses are recorded as follows

	Three months ended May 31,		Nine months ended May 31,
	2026	2025	2026	2025
Current income tax expense	$6,735	$186	$15,661	$313
Deferred tax expense	1,007	924	3,451	2,632
Net income tax expense	$7,742	$1,110	$19,112	$2,945

As at May 31, 2026, the Company had current corporate income tax payable of approximately US$15.9 million relating to Buckreef's operations in Tanzania. The Company also had recoverable value added tax ("VAT") of approximately US$15.0 million.

The Tanzania Revenue Authority ("TRA") administers a tax offset program under which approved VAT refund claims may be applied against outstanding tax liabilities, including corporate income tax.

The Company intends to utilize this program to offset a portion of its recoverable VAT against its current income tax liability as eligible refund claims are approved by the TRA.